CAPITAL RESERVE- Summary of Capital Reserve (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Capital Reserve [Roll Forward]
Opening carrying amount	$ 55,953	$ 19,979
Share options exercised (Note 11)	138	0
Share capital issued (Note 9)	7,619	0
Closing carrying amount	$ 63,711	$ 19,979